Vessels, net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Property Plant And Equipment
Balance beginning of period	$ 916,697
Depreciation	(15,812)	$ (15,042)
Balance end of period	900,885
Vessel Cost
Property Plant And Equipment
Balance beginning of period	1,167,909
Balance end of period	1,167,909
Accumulated Depreciation
Property Plant And Equipment
Balance beginning of period	(251,212)
Depreciation	(15,812)
Balance end of period	(267,024)
Net Book Value
Property Plant And Equipment
Balance beginning of period	916,697
Depreciation	(15,812)
Balance end of period	$ 900,885